Capital commitments and contingent fees	12 Months Ended
Jun. 30, 2018
Capital commitments and contingent fees
Capital commitments and contingent fees

29 Capital commitments and contingent fees

29.1 Capital commitments

        As of 30 June 2018, the Group had capital commitments relating to property, plant and equipment amounting to £4.1 million (2017: £6.8 million) and to other intangible assets amounting to £nil (2017: £nil).

29.2 Contingent fees

        Under the terms of certain contracts with other football clubs and agents in respect of player transfers, additional amounts, in excess of the amounts included in the cost of registrations, would be payable by the Group if certain substantive performance conditions are met. These excess amounts are only recognized within the cost of registrations when the Company considers that it is probable that the condition related to the payment will be achieved. The maximum additional amounts that could be payable is £66,411,000 (2017: £44,633,000). No material adjustment was required to the amounts included in the cost of registrations during the year (2017: no material adjustments) and consequently there was no material impact on the amortization of registration charges in the income statement (2017: no material impact). As of 30 June 2018 the potential amount payable by type of condition and category of player was:

	First team squad £'000	Other £'000	Total £'000
Type of condition:
MUFC appearances/team success/new contract	46,827	8,194	55,021
International appearances	11,343	47	11,390

	58,170	8,241	66,411

        As of 30 June 2017 the potential amount payable by type of condition and category of player was:

	First team squad £'000	Other £'000	Total £'000
Type of condition:
MUFC appearances/team success/new contract	26,845	6,453	33,298
International appearances	11,288	47	11,335

	38,133	6,500	44,633

        Similarly, under the terms of contracts with other football clubs for player transfers, additional amounts would be payable to the Group if certain specific performance conditions are met. In accordance with the recognition criteria for contingent assets, such amounts are only disclosed by the Group when probable and recognized when virtually certain. As of 30 June 2018, the amount of such receipt considered to be probable was £2.4 million (2017: £0.8 million).